Average Annual Total Returns{- Fidelity® Limited Term Bond ETF} - 10.31 Fidelity Fixed-Income ETFs Combo PRO-07 - Fidelity® Limited Term Bond ETF	Fidelity Limited Term Bond ETF-Default Return Before Taxes Past 1 year	Fidelity Limited Term Bond ETF-Default Return Before Taxes Past 5 years	Fidelity Limited Term Bond ETF-Default Return Before Taxes Since Inception		Fidelity Limited Term Bond ETF-Default After Taxes on Distributions Past 1 year	Fidelity Limited Term Bond ETF-Default After Taxes on Distributions Past 5 years	Fidelity Limited Term Bond ETF-Default After Taxes on Distributions Since Inception		Fidelity Limited Term Bond ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Limited Term Bond ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Limited Term Bond ETF-Default After Taxes on Distributions and Sales Since Inception		LB087 Past 1 year	LB087 Past 5 years	LB087 Since Inception		F1871 Past 1 year	F1871 Past 5 years	F1871 Since Inception
Total	5.31%	3.27%	2.82%	[1]	4.62%	2.40%	1.99%	[1]	3.13%	2.12%	1.79%	[1]	4.71%	2.77%	2.41%	[1]	5.04%	3.30%	2.83%	[1]

[1]	(a)From October 6, 2014